Distributions and Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended									12 Months Ended
	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Cash distributions received										$ 120,548	$ 372,706	$ 100,870
Dividends declared per share										$ 0.938	$ 2.90	$ 2.88
Dividends Per Share	$ 0.1042	$ 0.1042	$ 0.1042	$ 0.1042	$ 0.1042	$ 0.1042	$ 0.1042	$ 0.1042	$ 0.1042
Total Dividends	$ 13,000	$ 13,000	$ 13,000	$ 13,000	$ 13,000	$ 13,000	$ 15,000	$ 13,000	$ 13,000	$ 121,311	$ 371,370	$ 100,348
Linn Energy, LLC
Related Party Transaction [Line Items]
Distributions Per Unit	$ 0.1042	$ 0.1042	$ 0.1042	$ 0.1042	$ 0.1042	$ 0.1042	$ 0.1042	$ 0.1042	$ 0.1042
Cash distributions received	$ 13,000	$ 13,000	$ 13,000	$ 13,000	$ 13,000	$ 13,000	$ 13,000	$ 13,000	$ 13,000